Consolidated Statements of Cash Flows (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating activities:
Net loss from continuing operations	(697)	(18,047)
Adjustments to reconcile to net cash from operating activities:
Depreciation	42,927	36,491
Amortization of intangible assets (note 11(b))	3,648	3,276
Amortization of deferred financing costs (note 11(c))	1,594	4,326
Lease inducement paid on sublease	(1,200)	0
Loss on disposal of plant and equipment	2,777	3,033
(Gain) loss on disposal of assets held for sale (note 8)	(86)	2,212
Unrealized gain on derivative financial instruments	0	(6,551)
Loss on debt extinguishment (note 13(c))	54	6,476
Stock-based compensation expense (note 23(a))	3,305	6,193
Cash settlement of stock-based compensation (note 23(d(i)) and 23(f(i)))	(3,235)	(1,695)
Other adjustments to cash from operating activities (note 11(d), 16(b) and 16(c))	38	(61)
Deferred income tax (benefit) (note 9)	61	(3,664)
Net changes in non-cash working capital (note 24(b))	(7,485)	25,499
Total operating activities	41,701	57,488
Investing activities:
Purchase of plant and equipment	(35,146)	(31,351)
Additions to intangible assets (note 11(b))	(990)	(2,826)
Proceeds on disposal of plant and equipment	15,378	3,978
Proceeds on disposal of assets held for sale	1,270	3,106
Total investing activities	(19,488)	(27,093)
Financing activities:
Repayment of credit facilities	(85,000)	(234,684)
Increase in credit facilities	90,536	172,396
Financing costs (note 11(c))	(87)	(2,789)
Redemption of Series 1 Debentures (note 13(c))	(16,321)	(156,476)
Proceeds from options exercised (note 23(b) and 23(c))	2,807	1,175
Dividend payments (note 17(d))	(2,104)	0
Purchase of treasury shares for share unit settlement (note 17(a))	(3,685)	0
Share purchase program (note 17(c))	(1,941)	(11,740)
Repayment of capital lease obligations	(18,732)	(14,030)
Total financing activities	(34,527)	(246,148)
Decrease in cash from continuing operations	(12,314)	(215,753)
Cash provided by (used in) discontinued operations (note 22)
Operating activities	(472)	45,739
Investing activities	0	182,836
Financing activities	0	(271)
Total cash provided by (used in) discontinued operations	(472)	228,304
(Decrease) increase in cash	(12,786)	12,551
Effect of exchange rate on changes in cash	0	27
Cash, beginning of year	13,742	1,164
Cash, end of year	956	13,742